Income Taxes (Operating Loss Carryforwards) (Details) (State and Local Jurisdiction [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 6.7	$ 6.3